Fixed Assets (Detail) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2012 Computer equipment USD ($)	Sep. 30, 2012 Computer equipment CNY	Dec. 31, 2011 Computer equipment CNY	Sep. 30, 2012 Office building USD ($)	Sep. 30, 2012 Office building CNY	Dec. 31, 2011 Office building CNY	Sep. 30, 2012 Office building related facility, machinery and equipment USD ($)	Sep. 30, 2012 Office building related facility, machinery and equipment CNY	Dec. 31, 2011 Office building related facility, machinery and equipment CNY	Sep. 30, 2012 Internal use software development costs USD ($)	Sep. 30, 2012 Internal use software development costs CNY	Dec. 31, 2011 Internal use software development costs CNY	Sep. 30, 2012 Vehicles USD ($)	Sep. 30, 2012 Vehicles CNY	Dec. 31, 2011 Vehicles CNY	Sep. 30, 2012 Office equipment USD ($)	Sep. 30, 2012 Office equipment CNY	Dec. 31, 2011 Office equipment CNY	Sep. 30, 2012 Leasehold improvements USD ($)	Sep. 30, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Sep. 30, 2012 Construction in Progress USD ($)	Sep. 30, 2012 Construction in Progress CNY	Dec. 31, 2011 Construction in Progress CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 984,370	6,186,568	4,435,665	$ 719,118	4,519,515	3,450,160	$ 145,030	911,482	393,865	$ 24,860	156,240	137,209	$ 14,581	91,635	88,065	$ 1,196	7,519	6,943	$ 31,287	196,635	177,509	$ 29,384	184,672	178,932	$ 18,914	118,870	2,982
Less: Accumulated depreciation	(390,956)	(2,457,079)	(1,691,424)
Fixed assets, net	$ 593,414	3,729,489	2,744,241